Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Consolidation

Consolidation. The consolidated financial statements include the accounts of The Sherwin-Williams Company and its wholly owned subsidiaries (collectively, “the Company.”) Inter-company accounts and transactions have been eliminated.

Use of estimates

Use of estimates. The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those amounts.

Nature of operations

Nature of operations. The Company is engaged in the development, manufacture, distribution and sale of paint, coatings and related products to professional, industrial, commercial and retail customers primarily in North and South America, with additional operations in the Caribbean region, Europe and Asia.

Reportable segments	Reportable segments. See Note 19 for further details.
Cash flows	Cash flows. Management considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Fair value of financial instruments	Fair value of financial instruments. The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:
Cash and Cash equivalents	Cash and cash equivalents: The carrying amounts reported for Cash and cash equivalents approximate fair value.
Short-term investments	Short-term investments: The carrying amounts reported for Short-term investments approximate fair value.
Investments in securities	Investments in securities: Investments classified as available-for-sale are carried at market value. See the recurring fair value measurement table on page 49.
Non-traded investments

Non-traded investments: The Company has invested in the U.S. affordable housing and historic renovation real estate markets. These non-traded investments have been identified as variable interest entities. However, because the Company does not have the power to direct the day-to-day operations of the investments and the risk of loss is limited to the amount of contributed capital, the Company is not considered the primary beneficiary. In accordance with the Consolidation Topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC), the investments are not consolidated. The Company uses the effective yield method to determine the carrying value of the investments. Under the effective yield method, the initial cost of the investments is amortized over the period that the tax credits are recognized. The carrying amounts of the investments, included in Other assets, were $232,366, $198,023 and $88,249 at December 31, 2011, 2010 and 2009, respectively. The liabilities recorded on the balance sheets for estimated future capital contributions to the investments were $235,355, $194,807 and $82,564 at December 31, 2011, 2010 and 2009, respectively.

Short-term borrowings	Short-term borrowings: The carrying amounts reported for Short-term borrowings approximate fair value.
Derivative instruments

Derivative instruments: The Company utilizes derivative instruments as part of its overall financial risk management policy. The Company entered into option and forward currency exchange contracts in 2011, 2010 and 2009 primarily to hedge against foreign currency risk exposure. See Note 14. During 2009, the Company entered into swaps to partially hedge forecasted future commodity purchases. These hedges were designated as cash flow hedges under the Derivatives and Hedging Topic of the ASC. There were no derivative contracts outstanding at December 31, 2011 and 2010. The fair values of these derivative instruments were included in Other current assets or Other accruals and were insignificant at December 31, 2009. During 2009, the Company reclassified insignificant gains and losses from Cumulative other comprehensive loss into earnings. The Company does not use derivative instruments for speculative purposes.

Fair value measurements

Fair value measurements. The following tables summarize the Company’s assets and liabilities measured on a recurring and non-recurring basis in accordance with the Fair Value Measurements and Disclosures Topic of the ASC:

Assets and Liabilities Reported at Fair Value on a Recurring Basis

	Fair Value at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Deferred compensation plan asset (a)	$18,866	$16,695	$2,171

Liabilities:
Deferred compensation plan liability (b)	$24,259	$24,259

(a)	The deferred compensation plan asset consists of the investment funds maintained for the future payments under the Company’s executive deferred compensation plan, which is structured as a rabbi trust. The investments are marketable securities accounted for under the Debt and Equity Securities Topic of the ASC. The level 1 investments are valued using quoted market prices multiplied by the number of shares. The level 2 investments are valued based on vendor or broker models. The cost basis of the investment funds is $18,839.
(b)	The deferred compensation plan liability represents the value of the Company’s liability under its deferred compensation plan based on quoted market prices in active markets for identical assets.

Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis

	Fair Value at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Trademarks (a)	$14,871			$14,871
Fixed assets (b)	1,875		$1,875

	$16,746		$1,875	$14,871

(a)	As a result of the 2011 annual impairment test performed in accordance with the Intangibles Topic of the ASC, trademarks with a carrying value of $20,363 were written down to their calculated fair value of $14,871.
(b)	Fixed assets totaling $5,138 were written down to their estimated net realizable value of $1,875 in accordance with the Disposal of Long-Lived Assets Subtopic of ASC 360. See Note 5.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts. Accounts receivable were recorded at the time of credit sales net of provisions for sales returns and allowances. The Company recorded an allowance for doubtful accounts of $51,747, $59,310 and $44,755 at December 31, 2011, 2010 and 2009, respectively, to reduce Accounts receivable to their estimated net realizable value. The allowance was based on an analysis of historical bad debts, a review of the aging of Accounts receivable and the current creditworthiness of customers. All provisions for allowances for doubtful collection of accounts are related to the creditworthiness of accounts and are included in Selling, general and administrative expenses.

Reserve for obsolescence

Reserve for obsolescence. The Company recorded a reserve for obsolescence of $82,671, $74,372 and $70,941 at December 31, 2011, 2010 and 2009, respectively, to reduce Inventories to their estimated net realizable value.

Goodwill

Goodwill. Goodwill represents the cost in excess of fair value of net assets acquired in business combinations accounted for by the purchase method. In accordance with the Impairments Topic of the ASC, goodwill is tested for impairment on an annual basis and in between annual tests if events or circumstances indicate potential impairment. See Note 5.

Intangible assets

Intangible assets. Intangible assets include trademarks, non-compete covenants and certain intangible property rights. As required by the Goodwill and Other Intangibles Topic of the ASC, trademarks have been classified as indefinite-lived assets and are not amortized. An annual test for impairment is performed and interim tests are performed whenever an event occurs or circumstances indicate potential impairment. See Note 5. The cost of non-compete covenants and certain intangible property rights are amortized on a straight-line basis over the expected period of benefit as follows:

Useful Life
Non-compete covenants	3 – 5 years
Certain intangible property rights	3 – 20 years

Accumulated amortization of finite-lived intangible assets was $237,736, $228,633 and $199,692 at December 31, 2011, 2010 and 2009, respectively. See Note 5.

Impairment of long-lived assets

Impairment of long-lived assets. In accordance with the Property, Plant and Equipment Topic of the ASC, management evaluates the recoverability and estimated remaining lives of long-lived assets whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or the useful life has changed. See Notes 5 and 6.

Property, plant and equipment

Property, plant and equipment. Property, plant and equipment is stated on the basis of cost. Depreciation is provided by the straight-line method. Depreciation and amortization are included in the appropriate Cost of goods sold or Selling, general and administrative expense caption on the Statements of Consolidated Income. Included in Property, plant and equipment are leasehold improvements. The major classes of assets and ranges of annual depreciation rates are:

Buildings	2.5% – 20.0%
Machinery and equipment	5.0% – 20.0%
Furniture and fixtures	10.0% – 33.3%
Automobiles and trucks	10.0% – 33.3%

Standby letters of credit

Standby letters of credit. The Company occasionally enters into standby letter of credit agreements to guarantee various operating activities. These agreements provide credit availability to the various beneficiaries if certain contractual events occur. Amounts outstanding under these agreements totaled $18,819, $22,300 and $29,786 at December 31, 2011, 2010 and 2009, respectively.

Product warranties

Product warranties. The Company offers product warranties for certain products. The specific terms and conditions of such warranties vary depending on the product or customer contract requirements. Management estimated the costs of unsettled product warranty claims based on historical results and experience and included an amount in Other accruals. Management periodically assesses the adequacy of the accrual for product warranty claims and adjusts the accrual as necessary. Changes in the Company’s accrual for product warranty claims during 2011, 2010 and 2009, including customer satisfaction settlements during the year, were as follows:

	2011	2010	2009
Balance at January 1	$23,103	$22,214	$18,029
Charges to expense	29,957	23,092	31,367
Settlements	(30,989)	(22,203)	(27,182)

Balance at December 31	$22,071	$23,103	$22,214

Environmental matters

Environmental matters. Capital expenditures for ongoing environmental compliance measures were recorded in Property, plant and equipment, and related expenses were included in the normal operating expenses of conducting business. The Company is involved with environmental investigation and remediation activities at some of its currently and formerly owned sites and at a number of third-party sites. The Company accrued for environmental-related activities for which commitments or clean-up plans have been developed and when such costs could be reasonably estimated based on industry standards and professional judgment. All accrued amounts were recorded on an undiscounted basis. Environmental-related expenses included direct costs of investigation and remediation and indirect costs such as compensation and benefits for employees directly involved in the investigation and remediation activities and fees paid to outside engineering, consulting and law firms. See Notes 9 and 14.

Employee Stock Purchase and Savings Plan and preferred stock

Employee Stock Purchase and Savings Plan and preferred stock. The Company accounts for the Employee Stock Purchase and Savings Plan (ESOP) in accordance with the Employee Stock Ownership Plans Subtopic of the Compensation – Stock Ownership Topic of the ASC. The Company recognized compensation expense for amounts contributed to the ESOP and the ESOP used dividends on unallocated preferred shares to service debt. Unallocated preferred shares held by the ESOP were not considered outstanding in calculating earnings per share of the Company. See Note 12.

Defined benefit pension and other postretirement benefit plans

Defined benefit pension and other postretirement benefit plans. The Company accounts for its defined benefit pension and other postretirement benefit plans in accordance with the Retirement Benefits Topic of the ASC, which requires the recognition of a plan’s funded status as an asset for overfunded plans and as a liability for unfunded or underfunded plans. See Note 7.

Stock-based compensation	Stock-based compensation. The cost of the Company’s stock-based compensation is recorded in accordance with the Stock Compensation Topic of the ASC. See Note 13.
Foreign currency translation

Foreign currency translation. All consolidated non-highly inflationary foreign operations use the local currency of the country of operation as the functional currency and translated the local currency asset and liability accounts at year-end exchange rates while income and expense accounts were translated at average exchange rates. The resulting translation adjustments were included in Cumulative other comprehensive loss, a component of Shareholders’ equity.

Cumulative other comprehensive loss

Cumulative other comprehensive loss. At December 31, 2011, the ending balance of Cumulative other comprehensive loss included adjustments for foreign currency translation of $196,792, net prior service costs and net actuarial losses related to pension and other postretirement benefit plans of $171,376 and unrealized net gains on marketable equity securities of $290. At December 31, 2010 and 2009 the ending balance of Cumulative other comprehensive loss included adjustments for foreign currency translation of $131,160 and $156,291, respectively, net prior service costs and net actuarial losses related to pension and other postretirement benefit plans of $148,006 and $161,533, respectively, and unrealized gains on marketable equity securities and derivative instruments used in cash flow hedges of $845 and $369, respectively.

Revenue recognition

Revenue recognition. All revenues were recognized when products were shipped and title had passed to unaffiliated customers. Collectibility of amounts recorded as revenue was reasonably assured at the time of recognition.

Customer and vendor consideration

Customer and vendor consideration. The Company offered certain customers rebate and sales incentive programs which were classified as reductions in Net sales. Such programs were in the form of volume rebates, rebates that constituted a percentage of sales or rebates for attaining certain sales goals. The Company received consideration from certain suppliers of raw materials in the form of volume rebates or rebates that constituted a percentage of purchases. These rebates were recognized on an accrual basis by the Company as a reduction of the purchase price of the raw materials and a subsequent reduction of Cost of goods sold when the related product was sold.

Costs of goods sold

Costs of goods sold. Included in Costs of goods sold were costs for materials, manufacturing, distribution and related support. Distribution costs included all expenses related to the distribution of products including inbound freight charges, purchase and receiving costs, warehousing costs, internal transfer costs and all costs incurred to ship products. Also included in Costs of goods sold were total technical expenditures, which included research and development costs, quality control, product formulation expenditures and other similar items. Research and development costs included in technical expenditures were $41,719, $39,883 and $40,425 for 2011, 2010 and 2009 respectively.

Selling, general and administrative expenses

Selling, general and administrative expenses. Selling costs included advertising expenses, marketing costs, employee and store costs and sales commissions. The cost of advertising was expensed as incurred. The Company incurred $227,303, $217,637 and $218,370 in advertising costs during 2011, 2010 and 2009 respectively. General and administrative expenses included human resources, legal, finance and other support and administrative functions.

Earnings per share

Earnings per share. Shares of preferred stock held in an unallocated account of the ESOP (see Note 12) and common stock held in a revocable trust (see Note 11) were not considered outstanding shares for basic or diluted income per common share calculations. All references to “shares” or “per share” information throughout this report relate to common shares and are stated on a diluted per common share basis, unless otherwise indicated. Basic and diluted net income per common share were calculated using the two-class method in accordance with the Earnings Per Common Share Topic of the ASC. Basic net income per common share amounts were computed based on the weighted-average number of common shares outstanding during the year. Diluted net income per common share amounts were computed based on the weighted-average number of common shares outstanding plus all dilutive securities potentially outstanding during the year. See Note 16.

Adoption of ASU No. 2011-8

Impact of recently issued accounting standards. In September 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-8, which amends the Intangibles – Goodwill and Other Topic of the ASC. The ASU gives companies the option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If the more likely than not conclusion is reached, the two-step impairment test must be performed. Otherwise, the two-step impairment test is not necessary. ASU No. 2011-8 is effective for fiscal years beginning after December 15, 2011. The Company is evaluating whether it will perform the optional qualitative analysis as part of its 2012 goodwill impairment test. The ASU could reduce the number of reporting units for which the two-step impairment test must be performed, but it would not affect the Company’s results of operations, financial condition or liquidity.

Adoption of ASU No. 2011-5

In June 2011, the FASB issued ASU No. 2011-5, which amends the Comprehensive Income Topic of the ASC. The ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity, and instead requires consecutive presentation of the statement of net income and other comprehensive income either in a continuous statement of comprehensive income or in two separate but consecutive statements. ASU No. 2011-5 is effective for interim and annual periods beginning after December 15, 2011, however, ASU No. 2011-12 defers the requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. The Company will adopt the ASU as required. It will have no affect on the Company’s results of operations, financial condition or liquidity.

Adoption of ASU No. 2011-4

In May 2011, the FASB issued ASU No. 2011-4, which amends the Fair Value Measurements Topic of the ASC to help achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. ASU No. 2011-4 does not require additional fair value measurements and is not intended to establish valuation standards or affect valuation practices outside of financial reporting. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Company will adopt the ASU as required. The ASU will affect the Company’s fair value disclosures, but will not affect the Company’s results of operations, financial condition or liquidity.

Reclassification	Reclassification. Certain amounts in the 2010 and 2009 consolidated financial statements have been reclassified to conform to the 2011 presentation.